INCOME TAXES - Income Tax Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of income tax expense
Current tax expense	$ 2,796	$ 7,392
Deferred tax expense (recovery)	7,700	(1,332)
Income tax expense	$ 10,496	$ 6,060